Income Taxes - Summary of Deferred Income Tax Expense (Recovery) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery), consolidated statement of income	$ (33)	$ 385
Deferred income tax expense (recovery), other comprehensive income	1,070	(701)
Deferred income tax expense (recovery), business combination and other	(6)	(2)
Total deferred income tax expense (recovery)	1,031	(318)	$ (580)
Allowance for credit losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery), consolidated statement of income	(120)	79
Total deferred income tax expense (recovery)	(120)	79
Trading loans [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery), consolidated statement of income	4	36
Total deferred income tax expense (recovery)	4	36
Employee Benefits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery), consolidated statement of income	(87)	61
Deferred income tax expense (recovery), other comprehensive income	(18)	14
Total deferred income tax expense (recovery)	(105)	75
Pensions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery), consolidated statement of income	19	(20)
Deferred income tax expense (recovery), other comprehensive income	(303)	230
Total deferred income tax expense (recovery)	(284)	210
Losses available for carry forward [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery), consolidated statement of income	(1)	37
Total deferred income tax expense (recovery)	(1)	37
Tax credits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery), consolidated statement of income	98	(304)
Total deferred income tax expense (recovery)	98	(304)
Other deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery), consolidated statement of income	7	54
Deferred income tax expense (recovery), business combination and other	(4)	(2)
Total deferred income tax expense (recovery)	3	52
Securities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery), consolidated statement of income	56	240
Deferred income tax expense (recovery), other comprehensive income	1,391	(945)
Total deferred income tax expense (recovery)	1,447	(705)
Land Building Plant And Equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery), consolidated statement of income	(19)	216
Total deferred income tax expense (recovery)	19	216
Deferred income expense [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery), consolidated statement of income	79	95
Total deferred income tax expense (recovery)	79	95
Intangibles [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery), consolidated statement of income	(123)	(81)
Total deferred income tax expense (recovery)	(123)	(81)
Goodwill [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax expense (recovery), consolidated statement of income	16	(28)
Deferred income tax expense (recovery), business combination and other	(2)
Total deferred income tax expense (recovery)	$ 14	$ (28)